Organization (Details) - VIEs and subsidiary of the VIE ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Pledge or collateralization of the assets	$ 596	¥ 4,148	¥ 0
Net liabilities	$ 26,831	¥ 186,784	¥ 83,409